Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of August 31,
	2025	2024
At cost:
Leasehold improvements	$1,772,634	$1,479,144
Computer	84,404	133,386
Furniture, fixture and equipment	1,622,060	1,884,377
Sub-total	3,479,098	3,496,907
Less: accumulated depreciation	(1,399,087)	(1,638,294)
Net book value	2,080,011	1,858,613